The George
Putnam
Fund
of Boston

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* ". . .this fund appears to have what it takes to reach the upper echelons of its peer group. . ."

                         -- Morningstar Mutual Funds, November 6, 1998

* "With The George Putnam Fund of Boston, risk controls go beyond the mixing of stocks and bonds. The stocks are chosen for their attractive prices and solid financial condition, and the bond portion is thoroughly diversified. Each of these qualities helps to limit risk as we pursue growth and income."

                         -- Edward Bousa, co-manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

37 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The first half of The George Putnam Fund of Boston's fiscal 1999 is an instructive example of the value of maintaining a long-term investment perspective. As the total return tables that follow the management report suggest, the fund's performance during the six months ended January 31, 1999, was certainly not representative of its long-term results.

While one can never take past performance as an assurance of future results, your fund's management team as well as most other investment professionals believes that the volatility that has recently plagued the markets eventually will ease as the markets resume their more stable historic growth patterns. Meanwhile, the current environment provides an excellent opportunity to add to selected portfolio holdings and to acquire other investments that the fund's managers believe possess attractive potential.

I am pleased to announce the addition of Krishna K. Memani to your fund's management team. He joined Putnam in 1998 as managing director of the Credit team within the Core Fixed Income Group. His 14 years of investment experience include service with Morgan Stanley and Price Waterhouse.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Edward P. Bousa
James M. Prusko
David L. Waldman
Krishna K. Memani

In the first half of The George Putnam Fund of Boston's 1999 fiscal year, which began on August 1, 1998, global capital markets experienced events of historic significance, from currency devaluations in Russia and Brazil to unprecedented action by the Federal Reserve Board to maintain investor confidence. Thanks to its balanced portfolio of stocks and bonds and broad diversity within these two asset classes, your fund experienced less volatility than the major stock indexes. The period nevertheless marked a departure from the steady ascent of security prices we had seen over the previous three years. Consequently, the fund's class A shares posted a modest gain of 5.04% at net asset value for the six months ended January 31, 1999 (they posted -1.01% at public offering price). For complete performance information, including the returns of all share classes, please turn to the performance tables on page 9.

* FUND PERFORMS WELL AMID OPENING VOLATILITY

As the fund's semiannual period began, many large-company stocks in the United States had just reached all-time highs; similarly most sectors of the bond market were humming along as interest rates fell to levels last seen in the late 1960s. In August, however, the government of Russia shook the world. To resolve a worsening fiscal situation, it devalued the ruble and announced a rescheduling of its foreign debt payments. International institutions suddenly turned intensely risk averse and began to restrict the use of borrowed funds for investing. The result was heavy selling pressure that lowered prices of securities around the world -- including those in the United States. This situation persisted until September, when the Federal Reserve Board reassured markets with the first of three interest-rate reductions in consecutive months.

Although your fund experienced a sizable decline in August and September, we still consider that it was well prepared for the volatility. With approximately 35%-40% of its assets in bonds, its returns declined by a lesser extent than did the equity indexes. Treasuries, which represented roughly 10% of the overall portfolio, actually rallied during the crisis, as investors bid more for their high credit quality. On the opposite end of the credit spectrum, the fund's high-yield bonds performed poorly, as demand in this sector evaporated. The fund's stock holdings did well on a relative basis. Generally we select undervalued stocks of companies in strong financial condition, the type of stocks that tend to attract investors in periods of uncertainty. Utilities and food companies, in particular, performed well during the downturn. In the recovery, however, value stocks again lagged behind large growth companies, though we believe that this long lasting trend may soon exhaust itself, leading to a period when value stocks can become more competitive.

* SECTOR MOVES HELP PERFORMANCE

In executing our value equity strategy, we frequently buy stocks that have become more attractively priced for short-term reasons. After all, our search for qualities of "cheapness and change" often leads us to companies undergoing attractive changes but with stock prices that are simply too high for our value criteria. When industry factors make stocks cheaper, as when low oil prices hurt all energy companies, we are able to take advantage of what we see as a temporary weakness.



[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*


                           1/31/99        7/31/98

Common stocks               58.2%          62.0%

U.S. government
and agency securities       17.3%          13.2%

Corporate bonds
and notes                   17.6%          17.8%

Foreign government
bonds and notes              0.3%           1.8%+

Collateralized
mortgage obligations         2.5%           2.8%

Convertible and
preferred securities         1.0%           0.4%

Cash and other               6.5%           2.4%

Footnotes read:
*Based on net assets as of 1/31/99 and 7/31/98. Holdings will vary over time.

+Includes Brady bonds. Brady bonds are U.S.-dollar denominated bonds of foreign governments whose principal is collateralized by U.S. Treasury obligations.


For example, in August 1998, as equities in general sank, we added to positions in financial and technology companies. We bought stocks such as Sun Microsystems, which manufactures equipment for Internet service providers. Thanks to persistent demand for computers and Internet services, Sun rallied strongly by the end of the year and we have taken profits.

Toward the end of the year we also began increasing the fund's stakes in industrial and consumer cyclical companies. Investors were selling Colgate Palmolive, a fund holding, because of its exposure to slowing global economies, including Brazil. Because the company was introducing new products and increasing its market share in many other countries, however, we added to our position as the price declined.

We also added to telephone utilities, such as GTE, to energy companies, such as Exxon and Duke Energy, and to transportation stocks, including railroad Burlington Northern Santa Fe Corporation and several airlines. We believe price declines in each of these industries are near their cyclical lows and could reverse in late 1999.

GTE and Burlington Northern also stand out as leaders in their industries. GTE is expanding as an Internet service provider and Burlington Northern is the fastest-growing major railroad in the country. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FIXED-INCOME PORTION REDUCES RISK PROFILE

The fixed-income side of the portfolio remained at its usual weight -- approximately 35%-40% -- during the period. As we have mentioned in previous reports, we manage the bonds with the goals of providing an attractive level of income and offsetting some of the risks of equities. Because of this income-oriented, low-risk strategy, investment-grade corporate bonds and a variety of mortgage-backed securities account for a majority of the bond holdings. We also keep approximately 20% of the bond portion in Treasuries.



[GRAPHIC OMITTED: TOP 10 EQUITY HOLDINGS]

TOP 10 EQUITY HOLDINGS

BankAmerica Corp.
Insurance and finance

GTE Corp.
Utilities

Citigroup, Inc.
Insurance and finance

AT&T Corp.
Utilities

Philip Morris Cos., Inc.
Consumer nondurables

Exxon Corp.
Oil and gas

Mobil Corp.
Oil and gas

American Home Products Corp.
Pharmaceuticals and biotechnology

Pharmacia & Upjohn, Inc.
Pharmaceuticals and biotechnology

Bristol-Myers Squibb Co.
Pharmaceuticals and biotechnology

Footnote reads:
These holdings represent 11.2% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.

The smallest slice of your fund's fixed-income pie is devoted to high-yield bonds. These holdings performed poorly during the August and September turmoil. Subsequently we made a strategic decision to reduce the high-yield allocation. Although this move sacrificed a bit of income, we believe that further reducing the high yield bonds would reflect the fund's overall aversion to risk better. Fortunately, during the financial recovery of late 1998, high-yield bonds performed well and we were able to sell into strength. Currently they account for about 10% of fixed-income holdings, or a little more than 5% of the overall fund. To replace the high yield bonds, we added to investment-grade corporates and mortgages. The steady growth and slightly rising interest rates we anticipate in 1999 should be favorable for these sectors.

* MODEST ECONOMIC STRENGTH GOOD FOR FUND

As we enter the second half of the fund's fiscal year, we believe there is greater calm in the financial markets than was the case last summer. Institutions in general are using less borrowed money to buy securities than they did a year ago. In addition, we believe that fewer risks, such as currency devaluations, loom on the horizon. This type of environment would be free of some of the worries that dogged the bond market in late 1998.

Although value stocks have lagged behind the overall market, we believe they could get a lift if the Fed's easier monetary policy stimulates faster economic growth in 1999. Whether this calm is brief or long lasting, your fund, thanks to its diverse holdings in the stock and bond markets, is well positioned to build on its 61-year-history of providing shareholders with growth and income.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The George Putnam Fund of Boston is designed for investors seeking capital appreciation and current income.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A           Class B           Class M
(inception date)               (11/5/37)         (4/27/92)         (12/1/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     5.04%   -1.01%    4.63%   -0.21%    4.81%    1.12%
------------------------------------------------------------------------------
1 year                      11.39     4.99    10.57     5.57    10.87     6.98
------------------------------------------------------------------------------
5 years                     98.56    87.12    91.31    89.31    93.53    86.79
Annual average              14.70    13.35    13.85    13.61    14.12    13.31
------------------------------------------------------------------------------
10 years                   249.21   229.12   223.01   223.01   230.55   219.00
Annual average              13.32    12.65    12.44    12.44    12.70    12.30
------------------------------------------------------------------------------
Annual average
(life of fund)               9.99     9.89     8.93     8.93     9.20     9.14
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                   Standard &    Lehman Bros.
                                     Poor's      Govt./Corp.      Consumer
                                   500 Index     Bond Index*     Price Index
------------------------------------------------------------------------------
6 months                             15.02%         5.74%           0.86%
------------------------------------------------------------------------------
1 year                               32.49          8.71            1.86
------------------------------------------------------------------------------
5 years                             196.13         41.14           12.59
Annual average                       24.25          7.13            2.40
------------------------------------------------------------------------------
10 years                            462.67        142.57           35.92
Annual average                       18.86          9.27            3.12
------------------------------------------------------------------------------
Annual average
(life of fund)                       12.53           N/A            4.03
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC , if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Inception date of index was 12/31/72, after the fund's inception.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             2             2            2
------------------------------------------------------------------------------
Income                          $0.300        $0.233       $0.253
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        0.757         0.757        0.757
------------------------------------------------------------------------------
Short-term                       0.442         0.442        0.442
------------------------------------------------------------------------------
  Total                         $1.499        $1.432       $1.452
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                    $18.82   $19.97   $18.67   $18.67   $19.35
------------------------------------------------------------------------------
1/31/99                     18.22    19.33    18.06    18.07    18.73
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       3.29%    3.10%    2.59%    2.81%    2.71%
------------------------------------------------------------------------------
Current 30-day SEC yield2    3.00     2.83     2.26     2.51     2.36
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (11/5/37)         (4/27/92)         (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.42%   -3.49%    2.06%   -2.66%    2.18%   -1.41%
------------------------------------------------------------------------------
1 year                      10.60     4.22     9.77     4.77    10.07     6.20
------------------------------------------------------------------------------
5 years                    101.71    90.06    94.42    92.42    96.70    89.83
Annual average              15.07    13.70    14.22    13.99    14.49    13.68
------------------------------------------------------------------------------
10 years                   263.16   242.33   236.00   236.00   243.71   231.62
Annual average              13.77    13.10    12.88    12.88    13.14    12.74
------------------------------------------------------------------------------
Annual average
(life of fund)               9.99     9.88     8.93     8.93     9.20     9.14
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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

Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (58.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            559,700  Raytheon Co. Class B                                                                   $   31,308,219

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
             22,025  PSF Holdings LLC Class A (acquired various dates
                       from 5/20/94 to 8/25/94 cost $768,967) (NON) (RES)                                          280,819

Automotive (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            769,800  Ford Motor Co.                                                                             47,294,588
            498,000  General Motors Corp.                                                                       44,695,500
                                                                                                            --------------
                                                                                                                91,990,088

Basic Industrial Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            810,200  Deere (John) & Co.                                                                         26,382,138
            478,200  Minnesota Mining & Manufacturing Co.                                                       37,120,275
            925,700  Owens-Illinois, Inc. (NON)                                                                 27,076,725
                                                                                                            --------------
                                                                                                                90,579,138

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            919,000  Sherwin Williams Co.                                                                       23,549,375

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             40,500  Pitney Bowes, Inc.                                                                          2,786,906
            258,700  Xerox Corp.                                                                                32,078,800
                                                                                                            --------------
                                                                                                                34,865,706

Cable TV (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            807,000  MediaOne Group Inc. (NON)                                                                  45,242,438

Chemicals (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            320,600  Dow Chemical Co.                                                                           28,232,838
            717,000  du Pont (E.I.) de Nemours & Co., Ltd.                                                      36,701,438
            440,400  Eastman Chemical Co.                                                                       17,891,250
                                                                                                            --------------
                                                                                                                82,825,526

Computer Services and Software (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            574,000  Apple Computer, Inc.                                                                       23,641,625
          1,058,900  Compaq Computer Corp.                                                                      50,430,113
            644,800  Computer Associates Intl., Inc.                                                            32,643,000
            301,000  IBM Corp.                                                                                  55,158,250
                                                                                                            --------------
                                                                                                               161,872,988

Conglomerates (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            677,000  Allied-Signal, Inc.                                                                        26,403,000
             96,000  Temple Inland, Inc.                                                                         5,478,000
                                                                                                            --------------
                                                                                                                31,881,000

Consumer Durable Goods (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            802,900  Hasbro, Inc.                                                                               29,857,844
                 44  Mothers Work, Inc. (NON)                                                                          550
                                                                                                            --------------
                                                                                                                29,858,394

Consumer Non Durables (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            402,300  Colgate-Palmolive Co.                                                                      32,360,006
              1,213  Hedstrom Holdings, Inc. 144A                                                                    1,213
            606,200  Kimberly-Clark Corp.                                                                       30,196,338
          1,425,700  Philip Morris Cos., Inc.                                                                   67,007,900
            199,000  Procter & Gamble Co.                                                                       18,084,125
                                                                                                            --------------
                                                                                                               147,649,582

Consumer Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            578,400  Fortune Brands, Inc.                                                                       19,231,800

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                100  AmeriKing, Inc. (NON)                                                                           4,000
            472,200  Tribune Co.                                                                                30,191,288
                                                                                                            --------------
                                                                                                                30,195,288

Electronics and Electrical Equipment (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            493,400  Emerson Electric Co.                                                                       28,709,713
            461,700  Illinois Tool Works, Inc.                                                                  27,846,281
            666,200  Motorola, Inc.                                                                             48,132,950
                                                                                                            --------------
                                                                                                               104,688,944

Entertainment (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,733  Fitzgerald Gaming Corp. (NON)                                                                     867

Food and Beverages (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            640,000  Anheuser-Busch Cos., Inc.                                                                  45,240,000
            992,000  ConAgra, Inc.                                                                              32,240,000
            465,900  Heinz (H.J.) Co.                                                                           26,235,994
            666,800  Kellogg Co.                                                                                27,255,450
            486,400  Nabisco Holdings Corp. Class A                                                             20,459,200
          1,358,000  Sara Lee Corp.                                                                             34,629,000
            880,100  Whitman Corp.                                                                              17,161,950
                                                                                                            --------------
                                                                                                               203,221,594

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,202,500  HEALTHSOUTH Corp. (NON)                                                                    16,308,906

Insurance and Finance (13.6%)
--------------------------------------------------------------------------------------------------------------------------
            722,600  Allstate Corp.                                                                             27,142,663
            552,000  American General Corp.                                                                     39,364,500
            200,000  American International Group, Inc.                                                         20,587,500
          1,093,236  Bank One Corp.                                                                             57,258,236
          1,485,226  BankAmerica Corp.                                                                          99,324,489
            720,750  BankBoston Corp.                                                                           26,622,703
            672,300  Charter One Financial, Inc.                                                                18,824,400
            252,900  Chase Manhattan Corp.                                                                      19,457,494
            492,400  CIGNA Corp.                                                                                40,561,450
          1,312,550  Citigroup, Inc.                                                                            73,584,834
            548,600  Fannie Mae                                                                                 39,979,225
            551,000  First Union Corp.                                                                          28,996,375
            365,600  Hartford Financial Services Group                                                          18,988,350
            515,500  KeyCorp                                                                                    16,431,563
            350,000  Lincoln National Corp.                                                                     29,159,375
            330,000  Mercantile Bancorp., Inc.                                                                  14,829,375
            417,000  Merrill Lynch & Co., Inc.                                                                  31,692,000
            198,300  Morgan (J.P.) & Co., Inc.                                                                  20,920,650
            494,600  Morgan Stanley, Dean Witter, Discover and Co.                                              42,937,463
            745,900  PNC Bank Corp.                                                                             38,180,756
            636,250  Synovus Financial Corp.                                                                    15,906,250
            494,000  The Equitable Companies, Inc.                                                              34,456,500
             82,000  U.S. Bancorp                                                                                2,762,375
            887,800  Washington Mutual, Inc.                                                                    37,287,600
          1,060,000  Wells Fargo Co.                                                                            37,033,750
                                                                                                            --------------
                                                                                                               832,289,876

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            642,700  Baxter International, Inc.                                                                 45,591,531

Oil and Gas (5.8%)
--------------------------------------------------------------------------------------------------------------------------
            600,600  BP Amoco PLC ADR (United Kingdom)                                                          48,723,675
            413,000  Chevron, Inc.                                                                              30,871,750
            693,200  Conoco, Inc. (NON)                                                                         13,820,675
            436,400  Elf Aquitane ADR (France)                                                                  23,838,350
            425,000  Enron Corp.                                                                                28,050,000
            935,400  Exxon Corp.                                                                                65,887,238
            954,500  Halliburton Co.                                                                            28,336,719
            616,000  Kerr-McGee Corp.                                                                           20,905,500
            689,100  Mobil Corp.                                                                                60,425,456
            405,000  Occidental Petroleum Corp.                                                                  6,100,313
          1,082,500  Tosco Corp.                                                                                23,544,375
             69,800  Williams Cos., Inc.                                                                         2,303,400
                                                                                                            --------------
                                                                                                               352,807,451

Paper and Forest Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            814,000  Weyerhaeuser Co.                                                                           44,057,750

Pharmaceuticals and Biotechnology (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,018,000  American Home Products Corp.                                                               59,743,875
            455,600  Bristol-Myers Squibb Co.                                                                   58,402,225
            363,000  Merck & Co., Inc.                                                                          53,270,250
          1,017,170  Pharmacia & Upjohn, Inc.                                                                   58,487,275
                                                                                                            --------------
                                                                                                               229,903,625

Photography (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            288,000  Eastman Kodak Co.                                                                          18,828,000

Publishing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            268,000  McGraw-Hill, Inc.                                                                          28,977,500

REIT's (Real Estate Investment Trusts) (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            631,600  Equity Residential Properties Trust                                                        25,698,225
            932,900  Starwood Hotels & Resorts Worldwide, Inc.                                                  23,322,500
                                                                                                            --------------
                                                                                                                49,020,725

Retail (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            507,000  Albertsons, Inc.                                                                           30,927,000
            668,800  Federated Department Stores, Inc. (NON)                                                    27,964,200
            466,000  May Department Stores Co.                                                                  28,134,750
            149,200  Saks, Inc. (NON)                                                                            5,492,425
            684,900  Sears, Roebuck & Co.                                                                       27,481,613
                                                                                                            --------------
                                                                                                               119,999,988

Telecommunications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            466,330  ALLTEL Corp.                                                                               30,107,431

Transportation (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,242,300  Burlington Northern Santa Fe Corp.                                                         43,014,638
            485,600  Delta Air Lines, Inc.                                                                      26,495,550
            380,300  FDX Corp. (NON)                                                                            31,065,756
            945,100  Ryder System, Inc.                                                                         23,036,813
            482,000  UAL Corp. (NON)                                                                            30,004,500
                                                                                                            --------------
                                                                                                               153,617,257

Utilities (8.5%)
--------------------------------------------------------------------------------------------------------------------------
            781,400  American Telephone & Telegraph Co.                                                         70,912,050
            877,500  Ameritech Corp.                                                                            57,147,188
            709,000  Bell Atlantic Corp.                                                                        42,540,000
            356,000  Consolidated Natural Gas Co.                                                               18,267,250
            617,600  Duke Energy Corp.                                                                          38,175,400
            584,500  Edison International                                                                       16,256,406
            899,600  Entergy Corp.                                                                              26,481,975
          1,093,300  GTE Corp.                                                                                  73,797,750
          1,036,600  OGE Energy Corp.                                                                           26,238,938
            851,600  Potomac Electric Power Co.                                                                 19,852,925
            923,402  SBC Communications, Inc.                                                                   49,863,708
            990,000  Sempra Energy (NON)                                                                        22,770,000
            400,300  Sprint Corp.                                                                               33,575,163
            761,200  Western Resources, Inc.                                                                    23,930,225
                                                                                                            --------------
                                                                                                               519,808,978
                                                                                                            --------------
                     Total Common Stocks (cost $3,159,470,217)                                              $3,570,560,784

CORPORATE BONDS AND NOTES (17.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $      400,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      435,000
          1,370,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                           1,493,300
             40,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            43,000
            355,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                       386,063
             45,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                              48,600
            850,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                           918,000
                                                                                                            --------------
                                                                                                                 3,323,963

Aerospace and Defense (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  95,500
            530,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              524,700
            570,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                        598,500
            260,000  BE Aerospace, Inc. 144A sr. sub. notes 9 1/2s, 2008                                           275,600
            180,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            177,300
            500,000  Burke Industries, Inc. company guaranty 10s, 2007                                             485,000
            115,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      117,300
          6,100,000  Raytheon Co. deb. 7s, 2028                                                                  6,515,410
          7,480,000  Raytheon Co notes 6.45s, 2002                                                               7,701,109
            340,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                            345,100
            675,000  Sequa Corp. bonds 8 3/4s, 2001                                                                686,813
                                                                                                            --------------
                                                                                                                17,522,332

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
            255,740  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (acquired
                       various dates from 9/17/96 to 4/7/97 cost $250,292) (PIK)(RES)                              255,740
            310,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                    303,800
                                                                                                            --------------
                                                                                                                   559,540

Apparel (--%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  317,600

Automotive (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            251,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         265,433
             40,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                                32,000
          6,760,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                     7,895,004
          1,940,000  Federal Mogul Corp. 144A notes 7 3/8s, 2006                                                 1,931,289
          4,310,000  Ford Motor Co. deb. 7.4s, 2046                                                              4,864,611
             52,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                             53,820
            270,000  Hayes Lemmerz International, Inc. 144A company guaranty
                       8 1/4s, 2008                                                                                271,350
            840,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                882,000
          1,510,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,664,775
          1,260,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                                     1,275,750
            550,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    511,500
            500,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                                   495,000
                                                                                                            --------------
                                                                                                                20,142,532

Banks (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                          146,450
             40,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         43,241
          4,015,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                4,467,531
          4,640,000  Fuji JGB Inv. LLC 144A FLIRB bonds Ser. A, 9.87s, 2049 (Japan)                              3,210,648
             35,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         36,990
          8,895,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                          9,089,712
            140,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        151,774
          9,830,000  Peoples Bank Bridgeport sub. notes 7.2s, 2006                                               9,854,870
          1,685,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                               1,752,299
             90,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    91,606
          3,750,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                                 3,904,988
          3,915,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                     4,020,079
          2,195,000  State Street Institution 144A company guaranty 7.94s, 2026                                  2,467,509
          4,450,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              4,761,233
          5,090,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                              5,229,822
                                                                                                            --------------
                                                                                                                49,228,752

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                    2,015,000
            518,000  Ball Corp. company guaranty 7 3/4s, 2006                                                      543,900
            120,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   118,800
            250,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                            222,500
          1,150,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                   1,239,171
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       28,800
                                                                                                            --------------
                                                                                                                 4,168,171

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            585,000  Affinity Group Holdings sr. notes 11s, 2007                                                   590,850
            800,000  American Radio Systems Corp. company guaranty 9s, 2006                                        870,000
            400,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                                  438,000
          1,690,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            1,782,950
            190,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               159,125
            185,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                                            195,638
          2,190,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              2,359,725
             80,000  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          88,100
            625,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                       646,875
            640,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        617,600
             45,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                                 47,813
            115,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     121,900
          1,125,000  Jacor Communications, Inc. company guaranty Ser. B,
                       8 3/4s, 2007                                                                              1,215,000
            180,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                      188,550
            250,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                    275,000
            200,000  Sinclair Broadcasting Group, Inc. sr. sub. notes 10s, 2005                                    212,000
            700,000  Sinclair Broadcasting Group, Inc. company guaranty 9s, 2007                                   721,000
            150,000  Sinclair Broadcasting Group, Inc. sr. sub. notes 8 3/4s, 2007                                 151,500
            700,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                                          780,500
            100,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                      107,000
                                                                                                            --------------
                                                                                                                11,569,126

Building and Construction (--%)
--------------------------------------------------------------------------------------------------------------------------
            480,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                436,800
             60,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                                        61,200
            340,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              340,850
             95,000  D.R. Horton Inc. company guaranty 10s, 2006                                                    99,275
            130,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                  130,000
            280,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                  210,000
                                                                                                            --------------
                                                                                                                 1,278,125

Business Equipment and Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Cendant Corp. notes 7 1/2s, 2000                                                              507,725
            280,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      252,000
            610,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               667,950
            649,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               710,655
            500,000  Production Resource Group sr. sub. notes 11 1/2s, 2008                                        490,000
          1,020,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        726,750
            800,000  Unicco Service Co. company guaranty Ser. B, 9 7/8s, 2007                                      784,000
             75,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                      75,375
                                                                                                            --------------
                                                                                                                 4,214,455

Cable Television (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Adelphia Communications Corp. sr. notes Ser. B, 10 1/4s, 2000                                 104,250
            250,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                                  277,500
             43,875  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                     45,301
          1,140,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                   1,185,600
          1,535,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                         1,734,550
            850,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           943,500
            550,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                           607,750
          2,605,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                   2,763,358
            250,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                                     267,823
            240,000  Comcast Corp. sr. notes sub. 9 1/8s, 2006                                                     256,800
             10,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                                  11,200
             60,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  66,900
            100,000  CSC Holdings, Inc. sr. sub. notes 9 1/4s, 2005                                                108,500
            210,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          223,789
            295,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      229,363
          1,670,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    1,457,075
            390,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            425,100
            363,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 391,133
            650,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                 689,000
          1,250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                   1,475,000
            310,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      327,050
            765,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes
                       stepped-coupon zero % (13 1/2s, 8/1/99), 2004 (STP)                                         772,650
            100,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                             118,500
            225,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005                                          255,938
            210,000  TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                       (United Kingdom)                                                                            247,800
                                                                                                            --------------
                                                                                                                14,985,430

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,040,000  Arco Chemical Co. deb. 9.8s, 2020                                                           5,206,824
          1,640,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                    1,711,930
          7,330,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                 7,318,492
            500,000  PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                       2007 (Canada)                                                                               377,500
            640,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                   659,200
             50,000  Union Carbide Global Enterprises sr. sub. notes Ser. B,
                       12s, 2005                                                                                    52,500
                                                                                                            --------------
                                                                                                                15,326,446

Computer Services and Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         11,480,000  Dell Computer Corp. deb. 7.1s, 2028                                                        11,947,466
            670,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 11/1/01), 2008 (STP)                                                              432,150
            370,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      381,100
            800,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     872,000
            150,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           157,500
            360,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       379,800
                                                                                                            --------------
                                                                                                                14,170,016

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     609,000
          3,030,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                             3,998,146
                                                                                                            --------------
                                                                                                                 4,607,146

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hedstrom Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 6/1/02), 2009 (STP)                                                                     8,000
            570,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                  490,200
            110,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        105,600
                                                                                                            --------------
                                                                                                                   603,800

Consumer Non Durables (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              54,600
            160,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                           164,000
             20,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                            21,000
            825,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 808,500
          1,405,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                                 1,523,287
          5,460,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                 5,787,109
          2,925,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                 3,131,564
          2,800,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                                   2,943,164
            400,000  Revlon Consumer Products 144A sr. notes 9s, 2006                                              392,000
            290,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          258,825
            550,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               522,500
            940,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  752,000
          2,770,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              2,846,175
                                                                                                            --------------
                                                                                                                19,204,724

Consumer Products (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        34,650
            170,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                171,700
             85,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   91,800
                                                                                                            --------------
                                                                                                                   298,150

Consumer Services (--%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 459,000
            548,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                600,060
            120,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           121,200
          1,140,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  1,105,800
            140,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     146,300
            100,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                                   108,500
            300,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %
                       (13 5/8s, 6/30/00), 2005 (STP)                                                              342,000
                                                                                                            --------------
                                                                                                                 2,882,860

Correctional Facilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,760,000  Avalon Communities, Inc. med. term notes 6 5/8s, 2004                                       4,789,750

Electronics and Electrical Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                     76,300
            102,186  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              102,186
            121,565  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         121,565
            650,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             646,750
            810,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        259,200
          1,319,370  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                        1,187,433
          1,270,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  1,270,000
            490,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                            507,150
             45,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            43,200
          1,310,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     1,388,600
            340,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        349,350
             50,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     49,750
            480,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               451,200
          1,225,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                1,176,000
                                                                                                            --------------
                                                                                                                 7,628,684

Energy-related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,990,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                       6,474,531
            500,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          511,250
          1,070,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                               829,250
          6,295,000  KN Capital Trust III company guaranty 7.63s, 2028                                           6,043,200
            300,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                                        314,064
          1,000,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   1,103,560
            270,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     285,274
            540,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      548,100
                                                                                                            --------------
                                                                                                                16,109,229

Entertainment (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           307,675
            770,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              858,550
            450,000  Aztar Corp. sr. sub. notes 11s, 2002                                                          459,000
             75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   83,250
            280,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                288,400
            725,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008                                        750,375
            290,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                   293,625
            210,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         190,619
            350,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty
                       Ser. B, 13s, 2002                                                                           393,750
            220,000  Empress River Casino sr. notes 10 3/4s, 2002                                                  233,750
            700,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                     707,000
            150,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                159,750
          7,380,000  Mashantucket Pequot Tribe 144A bonds Ser. A, FSA, 6.57s, 2013                               7,509,150
            510,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                                   612,000
         11,730,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                              12,933,263
            500,000  Paramount Communications, Inc. deb. 7 1/2s, 2023                                              509,690
            980,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          977,550
            125,000  Players International Inc. sr. notes 10 7/8s, 2005                                            134,375
            210,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                               226,800
            535,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    552,388
            530,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                543,250
            510,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                       520,200
            290,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                              171,100
            840,000  Six Flags Corp. sr. sub. notes 12 1/4s, 2005                                                  932,400
            575,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                                        644,000
            650,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       672,750
          2,670,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                           3,348,367
         15,510,000  Time Warner Entertainment Inc. sr. notes 8 3/8s, 2033                                      19,275,363
            350,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            320,250
          1,000,000  United Artists Theatre 144A sr. sub. notes Ser. B, 9 3/4s, 2008                               965,000
         15,750,000  Viacom Intl., Inc. sr. notes 7 3/4s, 2005                                                  17,280,743
          5,085,000  Walt Disney Co. med. term notes 5.62s, 2008                                                 5,029,065
                                                                                                            --------------
                                                                                                                77,883,448

Environmental Control (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,630,000  Allied Waste Industries, Inc. 144A sr. notes 7 7/8s, 2009                                   1,682,975
          2,120,000  Waste Management, Inc. notes 6 5/8s, 2002                                                   2,173,721
          4,300,000  WMX Technologies, Inc. notes 7.7s, 2002                                                     4,565,138
                                                                                                            --------------
                                                                                                                 8,421,834

Food and Beverages (--%)
--------------------------------------------------------------------------------------------------------------------------
             65,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                             54,925
            645,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             606,300
             50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         54,625
            370,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  404,225
            895,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      917,375
            135,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                126,900
            150,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                       165,750
            670,000  Stater Brothers Holdings 144A sr. sub. notes 9s, 2004                                         649,900
                                                                                                            --------------
                                                                                                                 2,980,000

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            930,000  Columbia/HCA Healthcare Corp. med. term notes 9s, 2014                                        985,335
          1,220,000  Columbia/HCA Healthcare Corp. med. term notes 8.7s, 2010                                    1,322,956
            210,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                211,050
            780,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              766,639
            100,000  Columbia/HCA Healthcare Corp. notes 7s, 2007                                                   97,053
            185,000  Conmed Corp. company guaranty 9s, 2008                                                        187,775
            380,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                                362,900
          1,105,000  Fresenius Medical Capital Trust II company guaranty 7.7/8s, 2008
                       (Germany)                                                                                 1,096,713
            265,000  Fresenius Medical Care Capital Trust I company guaranty Ser. D,
                       9s, 2006 (Germany)                                                                          277,256
            610,000  Global Health Sciences company guaranty 11s, 2008                                             408,700
            300,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     234,000
            550,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                          519,750
            830,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          780,200
          1,870,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                                     1,879,406
          1,490,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                              1,117,500
            260,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                               109,200
          1,060,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      906,650
          1,455,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                1,294,950
            175,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                154,000
            160,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                132,800
            450,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         445,500
            420,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                340,200
            575,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   460,000
            700,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            731,500
          1,825,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   1,879,750
                                                                                                            --------------
                                                                                                                16,701,783

Insurance and Finance (5.7%)
--------------------------------------------------------------------------------------------------------------------------
         10,625,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                    12,139,381
          1,990,000  Allstate Financing II company guaranty 7.83s, 2045                                          2,251,705
          1,500,000  AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                                     1,954,830
         12,745,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                             14,995,767
          3,500,000  Associates First Capital Corp. sub. deb. 8.15s, 2009                                        4,158,420
         10,000,000  Associates First Capital Corp. sr. notes 6 1/4s, 2008                                      10,399,100
          6,295,000  Bombardier Capital Inc. 144A notes 6s, 2002                                                 6,301,925
            795,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                784,840
          5,000,000  Citicorp sub. notes 6 3/8s, 2008                                                            5,152,650
            340,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                          342,384
          6,615,000  Countrywide Home Loan Corp. company guaranty
                       6.935s, 2007                                                                              6,969,564
             80,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   64,000
          6,700,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                   6,695,511
          1,775,000  DTI Holdings Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                             426,000
          8,550,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                              8,367,372
          5,650,000  Finova Capital Corp. notes 7.4s, 2007                                                       6,100,305
          6,250,000  Finova Capital Corp. notes 6 1/4s, 2002                                                     6,357,813
          6,045,000  First Citizens Bank Capital Trust I company guaranty 8.05s, 2028                            6,165,900
          1,880,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                       1,855,692
          2,035,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                          2,090,515
          9,215,000  Fleet National Bank sub. notes 5 3/4s, 2009                                                 9,281,901
          8,119,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                  8,285,115
          9,585,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                9,618,452
          1,110,000  Ford Motor Credit Corp. notes 5 1/8s, 2001                                                  1,103,851
         14,445,000  General Motors Acceptance Corp. sr. unsub. 5.85s, 2009                                     14,589,450
          2,625,000  Hartford Life, Inc. deb. 7.65s, 2027                                                        3,001,058
          4,745,000  Household Finance Corp. notes 6 1/2s, 2008                                                  4,954,966
          5,900,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                             5,856,104
            205,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                213,713
         11,410,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                              11,407,946
          4,625,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                 4,391,576
          5,100,000  Merrill Lynch & Co., Inc. med. term notes 6.13s, 2003                                       5,198,379
          4,205,000  Money Store, Inc. notes 8.05s, 2002                                                         4,521,174
         12,420,000  Morgan Stanley Dean Witter, Discover and Co. sr. unsub.
                       5 5/8s, 2004                                                                             12,362,495
            620,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                        477,400
          6,235,000  Newcourt Credit Group, Inc. 144A company guaranty
                       7 1/8s, 2003                                                                              6,223,528
          3,235,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                      3,393,030
          1,970,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                                     2,101,399
          2,000,000  Orion Capital Corp. sr. notes 9 1/8s, 2002                                                  2,175,400
          7,850,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                              7,960,999
          8,985,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                    9,007,463
          5,825,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                       6.95s, 2006                                                                               6,147,064
             35,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       23,450
         10,770,000  Provident Companies, Inc. bonds 7.405s, 2038                                               11,382,921
            390,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                                     175,500
          6,730,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                  6,963,396
            185,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                              192,256
          6,350,000  Salomon, Inc. sr. notes 7.3s, 2002                                                          6,697,155
         14,225,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                       14,683,472
          3,450,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                3,922,995
            980,000  Sampoerna International Finance Co. 144A company guaranty
                       8 3/8s, 2006 (Indonesia)                                                                    499,800
         10,745,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                          10,524,728
             75,000  Sovereign Capital Trust company guaranty 9s, 2027                                              71,402
         12,965,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                         13,270,196
         12,445,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                            13,529,084
          8,015,000  TIG Capital Trust I 144A bonds 8.597s, 2027                                                 8,514,014
          5,345,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                       5,856,517
          7,640,000  UNUM Corp. notes 6 3/4s, 2028                                                               7,687,750
          8,905,000  Zurich Capital Trust I 144A company guaranty 8.376s, 2037                                  10,019,283
                                                                                                            --------------
                                                                                                               349,860,056

Lodging (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,110,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                         1,087,800
            167,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                            155,310
          1,415,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                             1,457,450
            685,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                              342,500
                                                                                                            --------------
                                                                                                                 3,043,060

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
            265,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    270,300
            150,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 164,250
            175,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                       201,250
            480,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  460,800
            430,000  Mediq, Inc. deb. 13s, 2009                                                                    193,500
                                                                                                            --------------
                                                                                                                 1,290,100

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,100,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       1,177,000
            360,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                        342,000
            150,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          82,500
            105,000  Armco, Inc. sr. notes 9s, 2007                                                                108,675
            620,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          530,100
             70,000  Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                       10 7/8s, 2006                                                                                68,950
            260,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                                 252,200
            760,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        630,800
            740,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     680,800
            220,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             198,000
                                                                                                            --------------
                                                                                                                 4,071,025

Oil and Gas (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Clark Refining & Marketing Inc. sr. sub. notes 8 7/8s, 2007                                 1,735,000
          1,000,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                                  1,040,000
          9,860,000  Coastal Corp. bonds 6.95s, 2028                                                             9,972,700
            140,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                 114,800
            470,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                                 333,700
            370,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                236,800
          3,150,000  Enron Corp. notes 6.4s, 2006                                                                3,200,022
          3,365,000  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019
                       (Canada)                                                                                  3,161,619
            125,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                              127,813
            460,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   456,550
          3,205,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                  3,142,342
          3,365,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                      3,394,881
         11,195,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                               10,714,958
          9,915,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                 10,014,150
            390,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      380,250
            630,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      595,350
          7,590,000  Petro Geo-Services notes ADR 7 1/2s, 2007 (Norway)                                          7,854,739
          3,000,000  Petro-Canada deb. 9 1/4s, 2021 (Canada)                                                     3,722,280
             15,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                         13,575
            975,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                                     945,750
             40,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   40,200
          6,285,000  Statoil 144A notes 6 1/2s, 2028 (Norway)                                                    6,219,008
            425,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     280,500
                                                                                                            --------------
                                                                                                                67,696,987

Packaging and Containers (--%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              100,250
             90,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       92,700
            155,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  140,275
          1,700,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                1,717,000
            450,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                  450,000
                                                                                                            --------------
                                                                                                                 2,500,225

Paper and Forest Products (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          59,223
            200,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                               203,500
                                                                                                            --------------
                                                                                                                   262,723

Pharmaceuticals and Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,040,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       1,066,000
          6,175,000  Monsanto Co. 144A deb. 6.6s, 2028                                                           6,374,082
                                                                                                            --------------
                                                                                                                 7,440,082

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Panavision Inc. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 72,800

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   174,250
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                             182,700
            100,000  Hollinger International Publishing, Inc. sr. sub. notes 9 1/4s, 2006                          106,750
            120,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     125,400
             40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                       41,400
                                                                                                            --------------
                                                                                                                   630,500

Real Estate (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          8,490,000  EOP Operating L.P. notes 6.8s, 2009                                                         8,483,972
          2,190,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                   2,196,548
          3,140,000  EOP Operating L.P. notes 6 3/8s, 2002                                                       3,142,920
          5,500,000  First Industrial L.P. notes 7.6s, 2007                                                      5,448,355
                                                                                                            --------------
                                                                                                                19,271,795

REIT's (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,920,000  Avalon Properties, Inc. notes 6 7/8s, 2007                                                  4,957,097
          4,670,000  Avalon Properties, Inc. notes 6 5/8s, 2005                                                  4,660,567
          8,540,000  Equity Residential Properties notes 6.63s, 2005                                             8,547,259
          2,320,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                                          2,085,494
            120,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                    119,819
                                                                                                            --------------
                                                                                                                20,370,236

Retail (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                  216,200
         13,685,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                   15,147,379
            190,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   190,000
            320,000  K mart Corp. notes 8 1/8s, 2006                                                               340,800
            680,000  K mart Corp. deb. 7.95s, 2023                                                                 681,700
            310,000  K mart Corp. med. term notes 7.55s, 2004                                                      309,805
            150,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    156,000
          1,000,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    960,000
            695,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     583,800
            230,000  Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                               204,700
            230,000  William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                                       250,700
            200,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     200,000
                                                                                                            --------------
                                                                                                                19,241,084

Satellite Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            560,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          596,400
          4,300,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              2,322,000
         17,405,000  TCI Communications Inc deb. 8 3/4s, 2015                                                   22,100,521
          3,620,000  TCI Communications Inc. sr. notes 7 1/8s, 2028                                              4,028,191
                                                                                                            --------------
                                                                                                                29,047,112

Shipping (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                      1,283,400

Specialty Consumer Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,150,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                       7,405,970
          8,385,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                       8,562,175
                                                                                                            --------------
                                                                                                                15,968,145

Telecommunications (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          7,450,000  AirTouch Communications, Inc. notes 6.65s, 2008                                             7,954,216
            920,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             947,600
          6,715,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                               6,443,915
          2,000,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  1,020,000
          1,430,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   1,079,650
            620,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                       350,300
            370,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      370,000
            400,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Columbia)                                             308,000
            250,000  Cencall Communications Corp. sr. disc. notes 10 1/8s, 2004                                    251,250
            260,000  Charter Communications International, Inc. disc. Notes Ser. B,
                       stepped-coupon zero % (14s, 3/15/01), 2007 (STP)                                            233,350
            210,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      178,500
            790,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                      904,550
            785,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        439,600
            100,101  Echostar Communications Corp. sr. notes 12 1/8s, 2004                                         115,366
          1,000,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  490,000
            140,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            147,000
            180,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       140,400
          1,500,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,470,000
          2,140,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                2,263,050
            750,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 15/15/00), 2005 (STP)                                       513,750
          1,310,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         589,500
          1,200,000  Hyperion Telecommunication Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13s, 4/15/01), 2003 (STP)                                            912,000
          1,075,000  Intermedia Communications, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (11 1/4s, 7/15/02), 2007 (STP)                                        747,125
            890,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  858,850
            440,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                423,500
          3,650,000  International Cabletel, Inc. sr. notes Ser. B, stepped-coupon
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                     3,102,500
            370,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              368,150
            560,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       274,400
            890,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             453,900
             60,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  66,150
            310,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          323,175
         11,485,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                             11,629,252
            610,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      549,000
            180,000  McCaw International Ltd sr. disc. notes stepped coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                                  101,025
            115,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                               82,800
            600,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          408,000
          1,960,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                    2,136,400
            130,000  MJD Communications, Inc. notes Ser. B, FRN, 9.16s, 2008                                       124,800
            205,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                       233,188
          1,250,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                        1,390,625
            500,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        341,250
          1,310,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                         838,400
            330,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                       214,500
          1,100,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 2/15/99), 2004 (STP)                                                      1,108,250
            620,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         626,200
          1,200,000  NTL Inc. sr. notes Ser. B, stepped-coupon zero %
                       (9 3/4s, 4/1/03), 2008 (STP) (United Kingdom)                                               841,500
            640,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                        729,600
            450,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         261,000
             90,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                                94,500
          1,000,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                1,025,000
            250,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                233,750
          1,440,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       1,152,000
            250,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           195,000
            190,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             110,200
            180,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        164,700
            260,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                        143,000
            220,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      257,261
            390,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       351,000
            190,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                188,100
          1,060,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             1,134,200
            540,000  United International Holdings sr. disc. notes Ser. B,
                       stepped-coupon zero % (10 3/4s, 2/15/03), 2008 (STP)                                        361,800
                                                                                                            --------------
                                                                                                                60,766,048

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            630,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                504,000
            150,000  OnePoint Communications, Corp. 144A sr. notes 14 1/2s, 2008                                    78,000
          4,100,000  U S West, Inc. notes 5 5/8s, 2008                                                           4,135,301
            270,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                       279,450
                                                                                                            --------------
                                                                                                                 4,996,751

Textiles (--%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                   375,250
            810,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               639,900
             50,000  Glenoit Corp. company guaranty 11s, 2007                                                       46,000
            105,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         105,263
            280,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     277,200
                                                                                                            --------------
                                                                                                                 1,443,613

Transportation (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          9,655,000  Burlington Northern Santa Fe bonds 6 7/8s, 2027                                            10,261,913
          1,905,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                             1,981,676
            220,000  Calair LLC company guaranty 8 1/8s, 2008                                                      213,950
            390,000  Canadian Airlines Corp. sec. notes 10s, 2005 (Canada)                                         331,500
             55,000  Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                                             56,306
            590,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                             619,500
          1,510,519  Continental Airlines Inc., pass-through certificates Ser. 97CI,
                       7.42s, 2007                                                                               1,544,295
          6,950,000  Continental Airlines, Inc. pass-through certificates Ser. 981C,
                       6.541s, 2008                                                                              6,798,143
         11,885,000  Continental Airlines, Inc. pass thru certificates Ser. 98-2,
                       6.32s, 2008                                                                              11,885,000
         17,235,000  CSX Corp. deb. 7.95s, 2027                                                                 20,137,546
            430,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             412,800
            140,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                               154,000
            150,000  International Shipholding Corp. sr. notes 9s, 2003                                            153,188
            165,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               175,313
            290,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 290,000
            155,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              89,900
            190,000  MCII Holdings sec. notes 12s, 2002                                                            162,450
          8,430,000  Norfolk Southern Corp. bonds 7.05s, 2037                                                    9,259,343
            600,000  Pegasus Shipping 144A company guaranty Ser. A, 11 7/8s, 2004                                  519,000
          1,000,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            740,000
          9,385,000  Union Pacific Corp. deb. 6 1/4s, 2029                                                       9,427,233
         10,520,000  United Air Lines Corp. deb. 9 3/4s, 2021                                                   12,701,112
            575,000  US Air Inc. pass thru certificates Ser. 93-A2, 9 5/8s, 2003                                   613,594
                                                                                                            --------------
                                                                                                                88,527,762

Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,840,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                           4,113,562
            175,000  California Energy Corp. sr. notes 9 7/8s, 2003                                                195,900
          1,300,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,375,387
            980,000  Cleveland Electric Illuminating Co. bonds 6.86s, 2008                                       1,009,400
          2,200,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                     2,257,244
          5,520,000  CMS Energy Corp. pass through certificates 7s, 2005                                         5,478,048
          4,140,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                                4,272,107
          3,090,000  Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                                3,206,802
          1,160,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                                     1,231,885
            110,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                             121,977
          6,040,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                         6,254,118
          3,745,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                            3,767,470
            255,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              295,606
          1,210,802  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                        1,289,492
          1,054,872  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        1,127,531
          3,065,129  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        3,194,079
          4,638,000  Public Service Co. of New Mexico deb. 10 1/4s, 2012                                         5,645,930
            710,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                                 715,098
          1,600,000  Public Service Co. of New Mexico sr. notes Ser. B, 7 1/2s, 2018                             1,595,456
          3,925,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                     4,120,504
          6,455,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                      7,049,570
          5,765,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                              6,441,292
                                                                                                            --------------
                                                                                                                64,758,458
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $1,065,168,387)                                  $1,081,459,858

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (17.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government and Agency Obligations (9.0%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,688,615  Federal Home Loan Mortgage Association 8 3/4s,
                       with due dates from May 1, 2009 to June 1, 2009                                      $    1,792,043
                     Federal Home Loan Mortgage Corp.
          5,739,791    7s, July 1, 2012                                                                          5,876,111
         22,916,625    5 1/2s, with due dates from March 1, 2011 to July 1, 2011                                22,645,885
                     Federal National Mortgage Association
         23,420,000    6 1/2s, TBA, February 15, 2029                                                           23,632,185
                     Federal National Mortgage Association
                       Pass-through Certificates
            150,862    11s, with due dates from October 1, 2015 to March 1, 2016                                   167,739
            122,659    8 3/4s, July 1, 2009                                                                        129,099
            802,212    7s, June 1, 2011                                                                            821,007
         13,012,062    7s, Dwarf, with due dates from February 1, 2008 to
                       October 1, 2013                                                                          13,316,933
         74,453,548    6 1/2s, with due dates from April 1, 2024 to
                       December 1, 2028                                                                         75,128,098
          5,339,741    6 1/2s, Dwarf, with due dates from July 1, 2010 to
                       August 1, 2013                                                                            5,424,802
          1,050,730    6s, with due dates from June 1, 2013 to November 1, 2013                                  1,054,671
         78,406,017    6s, Dwarf, with due dates from February 1, 2012 to
                       December 1, 2013                                                                         78,700,044
          6,790,000    5.94s, December 12, 2005                                                                  7,079,661
                     Government National Mortgage Association
         36,630,000    6 1/2s, TBA, February 15, 2029                                                           37,042,088
                     Government National Mortgage Association
                       Pass-through Certificates
                747    15s, September 15, 2011                                                                         889
         51,034,135    8s, with due dates from June 15, 2024 to January 15, 2029                                53,162,665
             27,535    7 1/2s, September 15, 2005                                                                   28,698
        165,598,854    7s, with due dates from January 15, 2024 to
                       December 15, 2028                                                                       169,636,661
         57,904,309    6 1/2s, with due dates from March 15, 2002 to
                       December 15, 2028                                                                        58,555,050
                                                                                                            --------------
                                                                                                               554,194,329

U.S. Treasury Obligations (8.3%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          1,220,000    11 7/8s, November 15, 2003 (SEG)                                                          1,590,002
         24,380,000    11 5/8s, November 15, 2004                                                               32,753,067
         40,695,000    5 1/2s, August 15, 2028                                                                  42,672,370
                     U.S. Treasury Notes
          3,100,000    5 3/4s, August 15, 2003                                                                   3,241,422
         14,935,000    5 5/8s, December 31, 2002                                                                15,453,095
                     U.S. Treasury Notes
         94,655,000    5 1/2s, May 31, 2003                                                                     97,864,751
          1,760,000    5 3/8s, June 30, 2003                                                                     1,813,346
         88,495,000    4 3/4s, November 15, 2008                                                                89,200,305
        228,495,000    4 1/4s, November 15, 2003                                                               225,746,205
                                                                                                            --------------
                                                                                                               510,334,563
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $943,755,760)                                                                  $1,064,528,892

COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                     Chase Mortgage Finance Corp.
     $    1,528,243    Ser. 93-3, Class B13, 7.461s, 2024                                                   $    1,428,555
          3,790,000    Ser. 98-S2, Class A14, 6 3/4s, 2028                                                       3,824,347
          2,139,706  Chase Mortgage Finance Corp. 144A Ser. 94-G,
                       Class B2, 7s, 2025                                                                        2,110,285
                     Commercial Mortgage Acceptance Corp.
            755,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                           761,606
         11,325,000    Ser. 97-ML1, Class A3, 6.57s, 2007                                                       11,861,168
          4,010,000    Ser. 97-ML1, Class A2, 6.53s, 2007                                                        4,171,653
         14,200,000    Ser. 98-C2, Class A2, 6.03s, 2008                                                        14,361,969
                     Criimi Mae Commercial Mortgage Trust
         17,085,000    Ser. 98-C1, Class A2, 7s, 2011                                                           16,593,806
          6,750,000    Ser. 98-C1, Class B, 7s, 2011                                                             6,286,992
                     First Union-Lehman Brothers Commercial Mortgage Co.
            775,000    Ser. 97-C2, Class D, 7.12s, 2012                                                            761,559
          1,500,000    Ser. 97-C2, Class A3, 6.65s, 2008                                                         1,580,273
          6,000,000    Ser. 98-C2, Class A2, 6.56s, 2008                                                         6,293,906
         64,757,572    Ser. 97-C2, Interest Only (IO), 1.092s, 2027                                              5,294,437
                     GE Capital Mortgage Services, Inc.
          1,206,306    Ser. 94-12, Class B3, 6s, 2009                                                            1,077,382
          5,000,000    Ser. 98, Class 2A4, 6 3/4s, 2028                                                          5,056,650
                     GMAC Commercial Mortgage Securities Inc.
          6,510,000    Ser. 98-C1, Class E, 7.153s, 2011                                                         6,473,381
         16,853,635    Ser. 98-C2, Class A2, 6.42s, 2008                                                        17,532,389
                     GS Mortgage Securities Corp. II
          2,940,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                       2,870,175
          2,050,000    Ser. 98-C1, Class C, 6.91s, 2030                                                          2,099,969
                     Housing Securities Inc.
            788,243    Ser. 91-B, Class B6, 9s, 2006                                                               787,750
          1,273,811    Ser. 93-F, Class F9M2, 7s, 2023                                                           1,228,830
            238,971    Ser. 93-J, Class J4, 6.66s, 2009                                                            230,084
            128,564    Ser. 93-J, Class J5, 6.66s, 2009                                                            106,547
            212,028    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                          190,560
                     Morgan Stanley Capital I
          3,000,000    Ser. 96-WF1, Class A2, 7.218s, 2006                                                       3,203,438
          1,670,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                        1,652,974
         37,545,434  Nationslink Funding Corporation Ser. 98-2, Class X,
                       IO 0.716s, 2023                                                                           1,666,079
                     Prudential Home Mortgage Securities
          2,555,595    Ser. 92-25, Class B3, 8s, 2022 (In default) (NON)                                         2,568,373
            891,229    Ser. 94-A, Class 4B, 7 1/2s, 2007                                                           823,830
          3,426,113    Ser. 94-A, Class 4B, 6.803s, 2024                                                         3,332,965
                     Prudential Home Mortgage Securities 144A
            295,989    Ser. 94-31, Class B3, 8s, 2009                                                              281,605
          1,603,323    Ser. 95-C, Class B1, 7.681s, 2001                                                         1,600,066
          1,151,587    Ser. 95-D, Class 5B, 7.54s, 2024                                                            865,490
          1,869,177    Ser. 93-E, Class 5B, 7.394s, 2023                                                         1,594,641
          3,312,698    Ser. 93-D, Class 2B, 7.108s, 2023                                                         3,323,050
          1,069,372    Ser. 94-D, Class B4, 6.312s, 2009                                                         1,031,944
          5,768,800  Residential Asset Securitization Trust Ser. 98-A12, Class A14,
                       8s, 2028                                                                                  6,055,437
          3,725,000  Residential Funding Mortgage Sec. I Ser. 98-S13, Class A21,
                       6 3/4s, 2028                                                                              3,768,359
                     Ryland Mortgage Securities Corp.
          1,861,871    Ser. 94-7C, Class B1, 7.359s, 2025                                                        1,859,544
          1,311,653    Ser. 94-7C, Class B2, 7.359s, 2025                                                        1,339,936
          4,104,792  Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.808s, 2023                             4,002,173
            320,624  Travelers Mortgage Securities Corp. coll. oblig. Ser. 1, Class Z2,
                       12s, 2014                                                                                   355,892
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $148,136,282)                                                                  $  152,310,069

ASSET-BACKED SECURITIES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    5,021,848  First Plus Ser. 98-ACl 8 1/2s, 2023                                                    $    5,131,701
          7,605,206  Green Tree Recreational Equipment & Cons Ser. 97-B, Class A1,
                       6.55s, 2028                                                                               7,747,209
          5,433,483  Green Tree Recreational Equipment & Cons. Ser. 98-A, Class A1
                       C, 6.18s, 2019                                                                            5,498,642
         39,290,000  Lehman Manufactured Housing Ser. 98-1, Class 1 IO,
                       0.82s, 2028                                                                               1,556,252
          7,051,937  Sassco Fashions Ser. 98-RF2 8.58s, 2028                                                     7,547,776
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $27,634,934)                                       $   27,481,580

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                         $      430,000
            170,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                100,513
         10,500,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                8,859,375
            100,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                 71,625
          1,000,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                               885,000
          8,050,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                            10,525,375
          8,810,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                       2,653,974
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $21,516,364)                                   $   23,525,862

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              3,000  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $      348,375
              1,675  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               17,169
            141,100  El Paso Energy Capital Trust $2.375 cv. pfd.                                                6,772,800
            209,000  K mart Financing $3.875 cum. cv. pfd.                                                      13,114,750
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $18,723,071)                                  $   20,253,094

PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              5,159  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $      136,714
                 38  Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                                           380
             27,755  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           728,569
                676  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                               79,768
                882  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  105,840
              7,135  Centaur Funding Corp 144A $9.08 pfd.                                                        8,133,686
             16,637  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 465,836
              6,155  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                           307,750
              3,054  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            352,737
                156  El Paso Electric Co. $11.40 pfd (PIK)                                                          16,458
              7,466  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      369,567
                 81  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            704,700
             12,371  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                     321,646
             78,024  TCR Holding Corp. 0.00%, pfd.                                                                   4,369
              6,775  Webster Financial $7.375 pfd.                                                               6,512,470
                                                                                                            --------------
                     Total Preferred Stocks (cost $17,442,254)                                              $   18,240,490

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a) (cost $15,974,428)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   14,750,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                        $   16,194,763

WARRANTS (--%) (a) (NON)                                                                      EXPIRATION
NUMBER OF WARRANTS                                                                               DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
             16,000  CGA Group Ltd. 144A                                                        1/1/04      $          320
                685  Club Regina, Inc. 144A                                                     12/1/04                685
                210  Colt Telecommunications Group PLC                                          12/31/06           115,500
              2,430  Diva Systems Corp.                                                         3/1/08              36,450
              8,875  DTI Holdings Inc.                                                          3/1/08                 444
              1,110  Epic Resorts                                                               6/15/05                 11
                205  Esat Holdings, Inc. (Ireland)                                              2/1/07              13,838
                250  Intermedia Communications                                                  6/1/00               8,813
                560  KMC Telecom Holdings, Inc.                                                 4/15/08              1,400
                470  Knology Holdings, Inc. 144A                                                10/15/07               705
                630  Long Distance International, Inc. 144A                                     4/13/08              1,575
                180  McCaw International Ltd.                                                   4/15/07                720
                430  Mediq Inc. 144A                                                            6/1/09                   4
                150  Onepoint Communications, Inc.                                              6/1/08                 150
                450  Pathnet, Inc. 144A                                                         4/15/08              4,500
                960  Powertel, Inc.                                                             2/1/06               3,840
              3,680  Rhythms Netcon 144A                                                        5/15/08             73,600
                390  STARTEC Global Communications Corp.                                        5/15/08                390
                625  UIH Australia/Pacific, Inc. 144A                                           5/15/06                625
                270  Versatel Teleco 144A                                                       5/15/08              2,700
                                                                                                            --------------
                     Total Warrants (cost $126,634)                                                         $      266,270

SHORT-TERM INVESTMENTS (6.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   50,000,000  Associates Corp. of North America effective yield of 4.8%,
                       February 1, 1999                                                                     $   49,980,000
         25,000,000  Corporate Receivables Corp. effective yield of 5.28%,
                       February 10, 1999                                                                        24,967,000
         50,000,000  Federal National Mortgage Association effective yield of 5.04%,
                       February 19, 1999                                                                        49,874,000
          6,225,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                                       6,272,746
         50,000,000  Metlife Funding Inc. effective yield of 4.81%, March 2, 1999                               49,806,264
         50,000,000  National Australia Funding (DE) Inc. effective yield of 5.17%,
                       February 2, 1999                                                                         49,959,583
         30,000,000  National Rural Utilities Cooperative Finance Corp.
                       effective yield of 5.04%, March 29, 1999                                                 29,776,000
         25,000,000  Sheffield Receivables Corp. effective yield of 4.87%,
                       February 11, 1999                                                                        24,966,181
          2,000,000  Society Bank & Trust notes 12 1/2s, July 15, 1999                                           2,060,000
         30,000,000  Windmill Funding Corp. effective yield of 4.86%,
                       March 24, 1999                                                                           29,793,450
          9,140,000  Interest in $650,000,000 joint repurchase agreement dated
                       January 29, 1999 with Goldman Sachs & Co. due
                       February 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $9,143,587 for an effective
                       yield of 4.71%                                                                            9,140,000
         45,374,000  Interest in $308,920,000 joint repurchase agreement dated
                       January 29, 1999 with Credit Suisse First Boston due
                       February 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $45,391,696 for an effective
                       yield of 4.68%                                                                           45,374,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $362,853,557)                                       $  371,969,224
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,780,801,888) (b)                                            $6,346,790,886
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,136,695,989.

  (b) The aggregate identified cost on a tax basis is $5,783,328,968, resulting in gross unrealized appreciation and depreciation of $794,591,445 and $231,129,527, respectively, or net unrealized appreciation of $563,461,918.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 1999 was $536,559 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts January 31, 1999.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 1999 (Unaudited)
                                     Aggregate Face      Delivery   Unrealized
                        Market Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
Deutschemarks           $66,537,560   $68,501,951        2/17/99  $(1,964,391)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 1999 (Unaudited)
                          Market     Aggregate Face      Delivery   Unrealized
                           Value          Value            Date    Appreciation
-------------------------------------------------------------------------------
Deutschemarks           $65,145,028   $67,055,637        2/17/99   $1,910,609
-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1999 (Unaudited)
                                     Aggregate Face    Expiration   Unrealized
                        Total Value       Value           Date     Appreciation
-------------------------------------------------------------------------------
U.S. Treasury 20 year
Bonds (long)            $33,792,000   $33,703,428         Mar-99      $88,572
-------------------------------------------------------------------------------
TBA Sales Commitments at January 31, 1999 (Unaudited)
(premium received $41,238,300)
                           Principal   Settlement         Market    Unrealized
Description                   Amount      Date            Value    Appreciation
-------------------------------------------------------------------------------
GNMA, 6 1/2s,
February 2029           $40,753,000      Feb-99        $41,211,471    $26,829
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $5,780,801,888) (Note 1)    $6,346,790,886
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            36,906,822
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               17,747,446
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      145,451,798
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          49,500
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        1,910,609
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        114,890
-----------------------------------------------------------------------------------------------
Total assets                                                                      6,548,971,951

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      5,051,717
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    342,772,617
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           10,501,782
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          7,110,061
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              790,247
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            75,789
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,765
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,249,325
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           1,964,391
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                            84,496
-----------------------------------------------------------------------------------------------
TBA sale commitments at value (proceeds received $41,238,300)                        41,211,471
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  461,301
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   412,275,962
-----------------------------------------------------------------------------------------------
Net assets                                                                       $6,136,695,989

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,435,414,410
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (11,278,128)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              146,429,466
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        566,130,241
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $6,136,695,989

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,822,527,007 divided by 209,814,226 shares)                                           $18.22
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.22)*                                  $19.33
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,495,483,710 divided by 82,793,968 shares)**                                          $18.06
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($282,798,232 divided by 15,653,495 shares)                                              $18.07
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.5 of $18.07)*                                   $18.73
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($535,887,040 divided by 29,354,824 shares)                                              $18.26
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $ 36,869,158
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $2,430)                                              79,021,830
-----------------------------------------------------------------------------------------------
Total investment income                                                             115,890,988

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     13,570,049
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,949,703
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        35,179
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,829
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 4,394,162
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 6,847,868
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,052,937
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  77,535
-----------------------------------------------------------------------------------------------
Registration fees                                                                       255,154
-----------------------------------------------------------------------------------------------
Auditing                                                                                 55,487
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,110
-----------------------------------------------------------------------------------------------
Postage                                                                                 264,420
-----------------------------------------------------------------------------------------------
Other                                                                                   207,726
-----------------------------------------------------------------------------------------------
Total expenses                                                                       31,739,159
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (709,064)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         31,030,095
-----------------------------------------------------------------------------------------------
Net investment income                                                                84,860,893
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    122,701,234
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1)                                      1,874,058
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (875,177)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                   (910,905)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts,
and TBA sale commitments during the period                                           82,801,764
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             205,590,974
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $290,451,867
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                -------------------------------
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   84,860,893  $  140,876,649
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       123,700,115     454,484,734
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     81,890,859    (174,363,842)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                290,451,867     420,997,541
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (55,437,230)    (93,857,434)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (17,017,510)    (26,582,497)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,789,389)     (6,420,081)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (8,075,093)    (14,256,392)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (226,174,800)   (173,044,314)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (90,083,420)    (63,051,883)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (18,265,793)    (14,653,375)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (30,082,203)    (25,075,114)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   853,514,041   1,397,644,938
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        695,040,470   1,401,701,389

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               5,441,655,519   4,039,954,130
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $11,278,128 and
$11,819,799, respectively)                                                       $6,136,695,989  $5,441,655,519
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                  ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.82           $18.95           $15.82           $14.90           $13.52           $14.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .29(c)           .60              .60(c)           .63              .63              .59
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .61             1.08             4.11             1.50             1.63             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .90             1.68             4.71             2.13             2.26              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.30)            (.60)            (.67)            (.58)            (.56)            (.58)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.20)           (1.21)            (.91)            (.63)            (.32)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.50)           (1.81)           (1.58)           (1.21)            (.88)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.22           $18.82           $18.95           $15.82           $14.90           $13.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              5.04*            9.53            31.52            14.75            17.73             3.46
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,822,527       $3,387,620       $2,607,562       $1,515,260       $1,036,674         $913,171
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .47*            1.00             1.06              .95              .91              .95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.61*            3.11             3.51             4.07             4.58             4.15
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             66.91*          126.19           134.80           119.44           102.57           100.69
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                   Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.67           $18.82           $15.74           $14.83           $13.46           $14.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22(c)           .46              .46(c)           .51              .52              .50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .60             1.07             4.08             1.50             1.63             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .82             1.53             4.54             2.01             2.15              .38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.47)            (.55)            (.47)            (.46)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.20)           (1.21)            (.91)            (.63)            (.32)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.43)           (1.68)           (1.46)           (1.10)            (.78)           (1.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.06           $18.67           $18.82           $15.74           $14.83           $13.46
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              4.63*            8.72            30.46            13.97            16.87             2.70
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,495,484       $1,305,897         $888,666         $435,278         $224,166         $151,327
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .85*            1.75             1.81             1.71             1.66             1.71
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.24*            2.37             2.74             3.31             3.81             3.39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             66.91*          126.19           134.80           119.44           102.57           100.69
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                         January 31                                                        Dec. 1, 1994+
operating performance                             (Unaudited)                   Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.67           $18.82           $15.74           $14.84           $12.77
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .24(c)           .51              .53(c)           .55              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .61             1.06             4.06             1.50             2.03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .85             1.57             4.59             2.05             2.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.25)            (.51)            (.60)            (.52)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.20)           (1.21)            (.91)            (.63)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.45)           (1.72)           (1.51)           (1.15)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $18.07           $18.67           $18.82           $15.74           $14.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               4.81*            8.98            30.83            14.26            18.52*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $282,798         $276,962         $187,475          $49,541           $8,164
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .72*            1.50             1.56             1.50              .93*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.37*            2.62             3.05             3.50             2.53*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              66.91*          126.19           134.80           119.44           102.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                        January 31                                                                         April 1, 1994+
operating performance            (Unaudited)                            Year ended July 31                           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.85           $18.98           $15.85           $14.92           $13.54           $13.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .31(c)           .64              .64(c)           .68              .66              .17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .62             1.09             4.11             1.50             1.63              .31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .93             1.73             4.75             2.18             2.29              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.32)            (.65)            (.71)            (.62)            (.59)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.20)           (1.21)            (.91)            (.63)            (.32)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.52)           (1.86)           (1.62)           (1.25)            (.91)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.26           $18.85           $18.98           $15.85           $14.92           $13.54
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              5.21*            9.79            31.78            15.09            18.00             3.65*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $535,887         $471,176         $356,251         $207,508         $153,597          $71,566
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .35*             .75              .81              .70              .66              .25*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.74*            3.37             3.74             4.33             4.78             1.34*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             66.91*          126.19           134.80           119.44           102.57           100.69
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

The George Putnam Fund of Boston (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999 the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $709,064 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,380 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,042,337 and $33,832 from the sale of class A and class M shares, respectively and $999,389 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $12,980 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,694,289,127 and $2,391,839,007, respectively. Purchases and sales of U.S. government obligations aggregated $1,317,476,871 and $1,218,076,972, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     36,453,501      $ 655,769,937
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,831,078        263,559,286
-----------------------------------------------------------------------------
                                                51,284,579        919,329,223

Shares
repurchased                                    (21,518,937)      (388,022,581)
-----------------------------------------------------------------------------
Net increase                                    29,765,642      $ 531,306,642
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     68,382,912     $1,271,076,297
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   13,629,619        245,136,594
-----------------------------------------------------------------------------
                                                82,012,531      1,516,212,891

Shares
repurchased                                    (39,574,947)      (742,732,518)
-----------------------------------------------------------------------------
Net increase                                    42,437,584     $  773,480,373
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,655,486      $ 298,447,414
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,717,688        100,866,307
-----------------------------------------------------------------------------
                                                22,373,174        399,313,721

Shares
repurchased                                     (9,541,481)      (169,944,328)
-----------------------------------------------------------------------------
Net increase                                    12,831,693      $ 229,369,393
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     27,640,494      $ 514,329,289
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,702,492         83,884,848
-----------------------------------------------------------------------------
                                                32,342,986        598,214,137

Shares
repurchased                                     (9,601,746)      (178,587,762)
-----------------------------------------------------------------------------
Net increase                                    22,741,240      $ 419,626,375
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      2,786,778       $ 49,920,729
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,231,128         21,712,483
-----------------------------------------------------------------------------
                                                 4,017,906         71,633,212

Shares
repurchased                                     (3,202,817)       (57,418,682)
-----------------------------------------------------------------------------
Net increase                                       815,089       $ 14,214,530
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,042,764       $130,939,053
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,109,311         19,785,710
-----------------------------------------------------------------------------
                                                 8,152,075        150,724,763

Shares
repurchased                                     (3,276,702)       (60,912,495)
-----------------------------------------------------------------------------
Net increase                                     4,875,373       $ 89,812,268
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,608,252       $119,864,151
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,142,783         38,157,296
-----------------------------------------------------------------------------
                                                 8,751,035        158,021,447

Shares
repurchased                                     (4,396,570)       (79,397,971)
-----------------------------------------------------------------------------
Net increase                                     4,354,465       $ 78,623,476
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,280,297       $173,998,943
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,181,250         39,331,506
-----------------------------------------------------------------------------
                                                11,461,547        213,330,449

Shares
repurchased                                     (5,233,650)       (98,604,527)
-----------------------------------------------------------------------------
Net increase                                     6,227,897       $114,725,922
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Krishna K. Memani
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of The George Putnam Fund of Boston. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA021 49940 001/880/242/ 3/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
The George Putnam Fund of Boston
Supplement to Semiannual Report dated 1/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return
for periods ended 1/31/99                          NAV

6 months                                           5.21%
1 year                                            11.71
5 years                                          101.21
Annual average                                    15.01
10 years                                         253.88
Annual average                                    13.47
Life of fund, annual average
 (since class A inception 11/15/37)               10.02
--------------------------------------------------------------------------
Share value:                                       NAV

7/31/98                                          $18.85
1/31/99                                          $18.26

Current dividend rate                              3.58%
Current 30-day SEC yield                           3.16%
--------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains      Total
                     2       $0.323           $1.199         $1.522
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.